Financial Instruments - Sensitivity Ranges for the Base Fair Values (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Long-term wind energy sale – Eastern US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 6
Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible			$ 2
Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (6)
Minimum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ (5)
Sensitivity			163,000,000
Minimum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 4,000,000		$ 13,000,000
Minimum | Coal transportation – US | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0	0
Minimum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0	0
Minimum | Coal transportation – US | Long-term contracts | US | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.80	0.80	0.80	0.80
Minimum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 3,000,000		$ (21,000,000)
Minimum | Full requirements – Eastern US | Cost of supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (2.30)		$ 0.50
Minimum | Full requirements – Eastern US | US | Volume
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.96	0.96	0.96	0.96
Minimum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	0.00%	0.00%
Sensitivity	$ 28,000,000		$ 18,000,000
Minimum | Long-term wind energy sale – Eastern US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 0
Minimum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	16.00%	16.00%	(5.00%)	(5.00%)
Sensitivity	$ 23,000,000		$ 25,000,000
Minimum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 81		$ 85
Minimum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	2.00%	2.00%
Sensitivity	$ 36,000,000		$ 28,000,000
Minimum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 1
Minimum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (12)		$ (2)
Maximum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 55
Sensitivity			15,000,000
Maximum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 6,000,000		$ 14,000,000
Maximum | Coal transportation – US | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0.10	0.10
Maximum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0.10	0.10
Maximum | Coal transportation – US | Long-term contracts | US | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.20	1.20	1.20	1.20
Maximum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 3,000,000		$ 3,000,000
Maximum | Full requirements – Eastern US | Cost of supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 2.40		$ 3.30
Maximum | Full requirements – Eastern US | US | Volume
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.04	1.04	1.04	1.04
Maximum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	9.00%	9.00%
Sensitivity	$ 24,000,000		$ 22,000,000
Maximum | Long-term wind energy sale – Eastern US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 0.05
Maximum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	(28.00%)	(28.00%)
Sensitivity	$ 65,000,000		$ 47,000,000
Maximum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (5)		$ (5)
Maximum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	2.00%	2.00%	5.00%	5.00%
Sensitivity	$ 81,000,000		$ 74,000,000
Maximum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (2)
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 8